FINANCIAL LIABILITIES AND WARRANTS	12 Months Ended
Dec. 31, 2024
FINANCIAL LIABILITIES AND WARRANTS
FINANCIAL LIABILITIES AND WARRANTS

29.FINANCIAL LIABILITIES AND WARRANTS

The following table shows an overview of the financial liabilities of SCHMID:

in € thousand	12/31/2024	12/31/2023
Non-current financial liabilities	37,000	22,190
Warrant liability	5,053	—
Current financial liabilities	40,433	26,053

Non-current financial liabilities

Non-current financial liabilities include third party loans (€2,000 thousand), loans from shareholders (€21,000 thousand) and loans from other related parties (€14,000 thousand).

The third party loan refers to a loan from one individual not related to SCHMID. The loan is due end of 2026. The term is automatically extended by a further year if the contract is not terminated 6 months before expiry. Interest is floating at 3 months EURIBOR plus 1% margin.

The shareholders provided loan facilities of €15 million and €11 million in 2016. Loan waivers with debtor warrant were granted for EUR 5 million. The debtor warrant stipulates that the loans of EUR 5 million are to be revived as soon as the equity ratio of Gebr. SCHMID GmbH in the individual financial statements (according to HGB / German GAAP) is at least 10%. After the revival, the EUR 5 million are to be regarded as current financial liabilities. The loans of €21 million are due end of 2026. The term is automatically extended by a further year if the contract is not terminated 6 months before expiry. Interest is floating at 3 months EURIBOR plus 1% margin.

The loans from related parties are provided by key management personnel and SCHMID Grundstücke GmbH & Co. KG, which is an entity controlled by a related party. For further details please refer to note 37. Related Party Disclosures. €3 million are due on June 30, 2026. €11 million are due end of 2026. The term is automatically extended by a further year if the contract is not terminated 6 months before expiry. Interest is floating at 3 months EURIBOR plus 1% margin.

Debt extinguishment 2023

During the year ended December 31, 2023, SCHMID signed agreements with lender debt funds to repay the loans during 2023. The parties have agreed to modify certain terms of the loan, including amount and nature of repayments and interest rates resulting in loan extinguishment gains of €15,852 thousand. The extinguishment gains have been recorded in finance income. In addition, SCHMID and one of debt funds have agreed upon an additional payment of € 2,800 thousand to be paid by the Company, which resulted in finance expense at the same amount. One of the two loans was repaid in cash in June 2023. The second loan was repaid in September 2023 by transferring G14 shares amounting to €17,664 thousand to the debt fund by SCHMID. In addition, Schmid Verwaltungs GmbH transferred G14 shares to the debt fund to settle the complete loan liability of SCHMID. Schmid Verwaltungs GmbH (related party to SCHMID), by transferring G14 shares, repaid a loan receivable from SCHMID towards Schmid Verwaltungs GmbH.

Warrants

Upon the Business Combination, public warrants (“Public Warrants”) and warrants that were issued in a private placement transaction (“Private Warrants”) were assigned as former Pegasus warrants to SCHMID warrants. The terms of the Public Warrants and Private Warrants remain unchanged following the assignment. As of December 31, 2024, all warrants were outstanding.

The Public Warrants and the Private Warrants give the holder the right, but not the obligation, to subscribe to SCHMID’s shares at a fixed or determinable price for a specified period of time subject to the provision of the Warrant Agreement. The Warrants became exercisable 30 days after the consummation of the Business Combination. The Warrants will expire five years after the completion of the Business Combination or earlier upon redemption, liquidation or expiration in accordance with their terms.

Current financial liabilities

At the end of 2016, Annette and Christian SCHMID waived part of their claims (€5 million). As the waivers are with debtor warrants, the claims will revive once a certain equity ratio is reached. As of December 31, 2024, SCHMID did not reach the equity ratio.

In 2024, a new loan was agreed with an asset management company and paid out in June 2024 for a nominal amount of $2,350 thousand with a term of one year and an effective interest rate of 6.8482%.

Current financial liabilities also include short-term loans with the SCHMID shareholders (€12.1 million). These loans bear interest at the 3-month Euribor rate plus 1 percentage point.

€23,539 thousand relate to liabilities to XJ resulting from the share buyback (refer to Note 28. Non-controlling Interest for further consideration).